Transactions and Balances with Related Parties - Schedule of Compensation of Key Management and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of compensation of key management and directors [Abstract]
Short-term benefits	$ 1,563	$ 1,520
Termination payments	4,114
Share-based payments	10,891	9,169
Total	$ 16,568	$ 10,689